Consolidated Statements of Shareholder's Equity - USD ($) $ in Millions	Common shares	Additional paid-in surplus	Retained earnings	Accumulated other comprehensive (loss)	Total
Accumulated net foreign currency translation gains (losses)
Non-controlling interests					$ 250.0
Total common shareholder's equity at Dec. 31, 2014	$ 0.1	$ 1,095.9	$ 717.8	$ (51.1)
Net (loss) income			310.0
Income attributable to non-controlling interests			(18.8)
Accumulated net foreign currency translation gains (losses), balance at beginning of period at Dec. 31, 2014				(79.5)
Accumulated net foreign currency translation gains (losses)
Net change in foreign currency translation				(65.4)
Accumulated net foreign currency translation gains (losses), balance at end of period at Dec. 31, 2015				(144.9)
Total common shareholder's equity at Dec. 31, 2015	0.1	1,096.1	1,009.0	(146.1)
Accumulated net foreign currency translation gains (losses)
Non-controlling interests					250.1
Total equity					2,209.2
Capital contribution from former parent		89.6
Net (loss) income			51.8
Income attributable to non-controlling interests			(19.3)
Net change in foreign currency translation				(67.3)
Accumulated net foreign currency translation gains (losses), balance at end of period at Dec. 31, 2016				(212.2)
Total common shareholder's equity at Dec. 31, 2016	1.2	1,184.6	1,014.5	(212.2)	1,988.1
Accumulated net foreign currency translation gains (losses)
Non-controlling interests					251.3
Total equity					2,239.4
Capital contribution from former parent		11.5
Net (loss) income			(155.4)
Income attributable to non-controlling interests			(13.2)
Accrued dividends on Series A redeemable preference shares			(3.5)		(3.5)
Net change in foreign currency translation				73.5
Accumulated net foreign currency translation gains (losses), balance at end of period at Sep. 30, 2017				(138.7)
Total common shareholder's equity at Sep. 30, 2017	1.2	1,196.1	842.4	(138.7)	1,901.0
Total common shareholder's equity at Dec. 31, 2016	1.2	1,184.6	1,014.5	(212.2)	1,988.1
Capital contribution from former parent		13.3
Net (loss) income			(136.3)
Income attributable to non-controlling interests			(13.7)
Accrued dividends on Series A redeemable preference shares			(6.1)		(6.1)
Accumulated net foreign currency translation gains (losses), balance at beginning of period at Dec. 31, 2016				(212.2)
Accumulated net foreign currency translation gains (losses)
Net change in foreign currency translation				71.7
Accumulated net foreign currency translation gains (losses), balance at end of period at Dec. 31, 2017				(140.5)
Total common shareholder's equity at Dec. 31, 2017	1.2	1,197.9	858.4	(140.5)	1,917.0
Accumulated net foreign currency translation gains (losses)
Non-controlling interests					250.2
Accrued dividends on Series A redeemable preference shares					(2.5)
Accumulated net foreign currency translation gains (losses), balance at end of period at Sep. 30, 2017				(138.7)
Total common shareholder's equity at Sep. 30, 2017	1.2	1,196.1	842.4	(138.7)	1,901.0
Balance at beginning of period, as adjusted			1,014.5
Accumulated net foreign currency translation gains (losses)
Non-controlling interests					(0.3)
Total equity					1,900.7
Non-controlling interests					0.2
Total equity					1,917.2
Total common shareholder's equity at Dec. 31, 2017	1.2	1,197.9	858.4	(140.5)	1,917.0
Capital contribution from former parent		1.4
Net (loss) income			113.8
Income attributable to non-controlling interests			(0.9)
Accrued dividends on Series A redeemable preference shares			(2.6)		(2.6)
Other, net			(0.1)
Accumulated net foreign currency translation gains (losses), balance at beginning of period at Dec. 31, 2017				(140.5)
Accumulated net foreign currency translation gains (losses)
Net change in foreign currency translation				(57.2)
Accumulated net foreign currency translation gains (losses), balance at end of period at Sep. 30, 2018				(197.7)
Total common shareholder's equity at Sep. 30, 2018	$ 1.2	$ 1,199.3	970.2	$ (197.7)	1,973.0
Cumulative effect of an accounting change (See Note 2)			1.6
Balance at beginning of period, as adjusted			$ 860.0
Accumulated net foreign currency translation gains (losses)
Non-controlling interests					1.1
Total equity					$ 1,974.1